Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	Global Ship Lease, Inc.
Entity Central Index Key	0001430725
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Class A Common Stock [Member]
Entity Common Stock, Shares Outstanding	47,463,978
Class B Common Stock [Member]
Entity Common Stock, Shares Outstanding	7,405,956

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 25,814	$ 28,360
Restricted cash (note 15)	3,027	3,027
Accounts receivable	13,911	7,341
Prepaid expenses	726	712
Other receivables	839	264
Deferred tax	19	265
Deferred financing costs (note 9)	1,168	1,009
Total current assets	45,504	40,978
Vessels in operation (note 4)	890,249	922,498
Other fixed assets	54	10
Intangible assets - vessel purchase options (note 7)		13,645
Intangible assets - other (note 7)	92	26
Deferred tax	10
Deferred financing costs (note 9)	3,626	3,865
Total non-current assets	894,031	940,044
Total Assets	939,535	981,022
Liabilities and Stockholders' Equity
Current portion of long-term debt (note 11)	46,000	44,500
Intangible liability - charter agreements (note 10)	2,119	2,119
Accounts payable	1,286	1,391
Accrued expenses	4,953	5,575
Derivative instruments (note 8)	15,920	17,798
Total current liabilities	70,278	71,383
Long-term debt (note 11)	437,612	488,269
Preferred shares (note 15)	48,000	48,000
Intangible liability - charter agreements (note 10)	20,050	22,169
Derivative instruments (note 8)	29,395	26,637
Total long-term liabilities	535,057	585,075
Total Liabilities	605,335	656,458
Commitments and contingencies (note 14)
Stockholders' Equity
Additional paid in capital	351,856	351,295
Accumulated deficit	(18,205)	(27,276)
Total Stockholders' Equity	334,200	324,564
Total Liabilities and Stockholders' Equity	939,535	981,022
Class A Common Stock [Member]
Stockholders' Equity
Common stock	475	471
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 74	$ 74

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Class A Common Stock [Member]
Common stock, shares authorized	214,000,000	214,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	47,463,978	47,130,467
Common stock, shares outstanding	47,463,978	47,130,467
Class B Common Stock [Member]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	7,405,956	7,405,956
Common stock, shares outstanding	7,405,956	7,405,956

Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Revenues
Time charter revenue	$ 156,268	$ 158,837	$ 148,708
Operating Expenses
Vessel operating expenses	45,517	42,067	41,368
Depreciation (note 4)	40,131	40,051	37,307
General and administrative	7,384	8,253	8,748
Impairment charge (note 6)	13,645	17,082
Other operating income (note 12)	(336)	(389)	(432)
Total operating expenses	106,341	107,064	86,991
Operating Income	49,927	51,773	61,717
Non Operating Income (Expense)
Interest income	56	185	519
Interest expense	(20,564)	(23,828)	(24,224)
Realized loss on interest rate derivatives	(19,393)	(16,727)	(13,122)
Unrealized (loss) gain on interest rate derivatives (note 16)	(881)	(15,322)	17,928
Income (Loss) before Income Taxes	9,145	(3,919)	42,818
Income taxes	(74)	(52)	(444)
Net Income (Loss)	$ 9,071	$ (3,971)	$ 42,374
Class A Common Stock [Member]
Weighted average number of common shares outstanding
Basic (note 19)	47,262,549	46,910,604	46,459,509
Diluted (note 19)	47,448,012	46,910,604	46,754,858
Net Income (Loss) in $ per share
Basic (note 19)	$ 0.19	$ (0.08)	$ 0.91
Diluted (note 19)	$ 0.19	$ (0.08)	$ 0.91
Class B Common Stock [Member]
Weighted average number of common shares outstanding
Weighted average number of Class B common shares outstanding Basic and diluted (note 19)	7,405,956	7,405,956	7,405,956
Net Income (Loss) in $ per share
Net Income (Loss) in $ per Class B share Basic and diluted (note 19)	$ 0	$ 0	$ 0

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net Income (Loss)	$ 9,071	$ (3,971)	$ 42,374
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Depreciation (note 4)	40,131	40,051	37,307
Impairment charge (note 6)	13,645	17,082
Amortization of deferred financing costs (note 9)	1,101	1,106	3,108
Change in fair value of certain derivative instruments (note 16)	881	15,322	(17,928)
Amortization of intangible liability	(2,119)	(2,119)	(1,549)
Settlements of hedges which do not qualify for hedge accounting (note 16)	19,393	16,727	13,121
Share based compensation (note 17)	565	980	2,513
(Increase) decrease in receivables and other assets	(6,952)	1,020	(6,510)
(Decrease) increase in accounts payable and other liabilities	(823)	(992)	2,165
Unrealized foreign exchange (gain) loss	(21)	(15)	17
Net Cash Provided by Operating Activities	74,872	85,191	74,618
Cash Flows from Investing Activities
Settlements of hedges which do not qualify for hedge accounting (note 16)	(19,393)	(16,727)	(13,121)
Cash paid for other fixed assets	(59)	(12)
Cash paid for intangible assets	(97)
Acquisition of vessel purchase options (note 7)		(13,645)
Cash paid for purchase of vessels, vessel prepayments and vessel deposits		(1,670)	(83,639)
Costs relating to drydockings	(7,705)	(164)	(1,706)
Net Cash Used in Investing Activities	(27,254)	(32,218)	(98,466)
Cash Flows from Financing Activities
Proceeds from debt			57,000
Repayments of debt	(49,157)	(55,423)	(10,908)
Issuance costs of debt	(1,007)		(5,426)
Dividend payments (note 15)			(12,371)
Net Cash (Used in) Provided by Financing Activities	(50,164)	(55,423)	28,295
Net (Decrease) Increase in Cash and Cash Equivalents	(2,546)	(2,450)	4,447
Cash and Cash Equivalents at start of Year	28,360	30,810	26,363
Cash and Cash Equivalents at end of Year	25,814	28,360	30,810
Supplemental Information
Total interest paid	19,518	22,368	22,092
Total income tax paid	$ 144	$ 210	$ 186

Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands, except Share data	Class C Common Stock [Member] Common Stock [Member]	Class C Common Stock [Member]	Class A Common Stock [Member] Common Stock [Member]	Class A Common Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated (Deficit) [Member]	Total
Balance at Dec. 31, 2008					$ 537	$ 347,810	$ (53,308)	$ 295,039
Balance, shares at Dec. 31, 2008					53,749,317
Conversion of stock	(124)	(124)	124	124
Conversion of stock, shares	(12,375,000)		12,375,000
Restricted Stock Units (note 17)						2,513		2,513
Class A shares issued (note 15, 17)					4	(4)
Class A shares issued, shares (note 15, 17)					336,833
Net income (loss) for the year							42,374	42,374
Dividends declared (note 15)							(12,371)	(12,371)
Balance at Dec. 31, 2009					541	350,319	(23,305)	327,555
Balance, shares at Dec. 31, 2009					54,086,150
Restricted Stock Units (note 17)						980		980
Class A shares issued (note 15, 17)					4	(4)
Class A shares issued, shares (note 15, 17)					450,273
Net income (loss) for the year							(3,971)	(3,971)
Balance at Dec. 31, 2010					545	351,295	(27,276)	324,564
Balance, shares at Dec. 31, 2010				47,130,467	54,536,423
Restricted Stock Units (note 17)						565		565
Class A shares issued (note 15, 17)					4	(4)
Class A shares issued, shares (note 15, 17)					333,511
Net income (loss) for the year							9,071	9,071
Balance at Dec. 31, 2011					$ 549	$ 351,856	$ (18,205)	$ 334,200
Balance, shares at Dec. 31, 2011				47,463,978	54,869,934

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
1.	General

On August 14, 2008, Global Ship Lease, Inc. (the "Company") merged indirectly with Marathon Acquisition Corp. ("Marathon"), a company then listed on The American Stock Exchange. Under the merger agreement, Marathon, a U.S. corporation, first merged with its 100% owned Marshall Islands subsidiary, GSL Holdings, Inc. ("Holdings"), with Holdings continuing as the surviving company. Global Ship Lease, Inc., at that time a subsidiary of CMA CGM S.A. ("CMA CGM"), then merged with Holdings, with Holdings again being the surviving company. Holdings was renamed Global Ship Lease, Inc. and became listed on the New York Stock Exchange on August 15, 2008.

Nature Of Operations And Basis Of Preparation	12 Months Ended
Dec. 31, 2011
Nature Of Operations And Basis Of Preparation [Abstract]
Nature Of Operations And Basis Of Preparation
2.	Nature of Operations and Basis of Preparation

(a)	Nature of Operations

The Company has a business of owning and chartering out containerships under long term time charters. All vessels are time chartered to CMA CGM for remaining terms as at December 31, 2011 ranging from one to 14 years. The following table provides information about the 17 vessels in the fleet chartered to CMA CGM and reflected in these consolidated financial statements:

Vessel Name	Capacity in TEUs (1)	Year Built	Purchase Date by GSL(2)	Approximate Remaining Charter Duration (years) (3)	Daily Charter Rate
Ville d'Orion	4,113	1997	December 2007	1.0	$28.500
Ville d'Aquarius	4,113	1996	December 2007	1.0	$28.500
CMA CGM Matisse	2,262	1999	December 2007	5.0	$18.465
CMA CGM Utrillo	2,262	1999	December 2007	5.0	$18.465
Delmas Keta	2,207	2003	December 2007	6.0	$18.465
Julie Delmas	2,207	2002	December 2007	6.0	$18.465
Kumasi	2,207	2002	December 2007	6.0	$18.465
Marie Delmas	2,207	2002	December 2007	6.0	$18.465
CMA CGM La Tour	2,272	2001	December 2007	5.0	$18.465
CMA CGM Manet	2,272	2001	December 2007	5.0	$18.465
CMA CGM Alcazar	5,089	2007	January 2008	9.0	$33.750
CMA CGM Château d'lf	5,089	2007	January 2008	9.0	$33.750
CMA CGM Thalassa	11,040	2008	December 2008	14.0	$47.200
CMA CGM Jamaica	4,298	2006	December 2008	11.0	$25.350
CMA CGM Sambhar	4,045	2006	December 2008	11.0	$25.350
CMA CGM America	4,045	2006	December 2008	11.0	$25.350
CMA CGM Berlioz	6,621	2001	August 2009	9.7	$34.000

(1)	Twenty-foot Equivalent Units.
(2)	Purchase dates of vessels related to the Company's time charter business.
(3)	As at December 31, 2011. Plus or minus 90 days at charterer's option.

Segment Information

The activity of the Company currently consists solely of the ownership and provision of vessels for container shipping under time charters.

(b)	Basis of Preparation

(i)	Counterparty risk

All of the Company's vessels are chartered to CMA CGM and payments to the Company under the charters are currently its sole source of operating revenue. The Company is consequently highly dependent on the performance by CMA CGM of its obligations under the charters. The container shipping industry is volatile and is currently experiencing a cyclical downturn and many container shipping companies are reporting losses.

CMA CGM is discussing with its lenders the rescheduling of certain repayments and the adjustment of certain covenants to take account of the cyclical nature of the container shipping industry.

The Company has experienced continued and from time to time, increased delays in receiving charterhire from CMA CGM, where between one and four instalments have been outstanding. Under the charter contracts, charterhire is due to be paid every 15 days in advance on the 1st and 16th of each month. As at December 31, 2011, two periods of charterhire, due on December 1 and December 16, 2011, were outstanding amounting to $13,314. This was received in January 2012. As at close of business on April 12, 2012, the latest practicable date prior to the issuance of these consolidated financial statements, two periods of charterhire, due on March 16 and April 1, 2012, were outstanding amounting to $13,314.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

If CMA CGM is unable to reach agreements with its lenders and ceases doing business or otherwise fails to perform its obligations under the Company's charters, Global Ship Lease's business, financial position and results of operations would be materially adversely affected as it is probable that, should the Company be able to find replacement charters, these would be at significantly lower daily rates and for shorter durations than currently in place. In this situation there would be significant uncertainty about the Company's ability to continue as a going concern.

(ii)	Credit Facility

A further consequence of the current cyclical downturn is that there have been declines in charter free market values of containerships. Under the terms of the Company's credit facility, the Leverage Ratio, being the ratio of outstanding drawings under the credit facility and the aggregate charter free market value of the secured vessels which are under charter, cannot exceed 75%. On November 30, 2011, due to the downturn in market values, the Company announced a waiver from its lenders of the requirement to perform the Leverage Ratio test until November 30, 2012. Should charter free market values not improve, a further waiver or other relief may be required in respect of the test as at November 30, 2012.

If relief in respect of the test due as at November 30, 2012 is required and is not obtained and the Leverage Ratio is above 75%, the lenders may declare an event of default and accelerate some or all of the debt or require the Company to provide additional security which would raise substantial doubt about the Company's ability to continue as a going concern. The Company was compliant with all of its financial covenants at December 30, 2011 and at the date of issuance of these financial statements.

As a result of the waiver, the relevant debt is classified as non-current in the consolidated balance sheet and the consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities, or any other adjustments that might result should the Company be unable to continue as a going concern.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
3.	Significant Accounting Policies

(a)	Basis of consolidation

The accompanying consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP") and include the financial statements of the Company and its wholly-owned subsidiaries. All inter-company transactions and accounts have been eliminated on consolidation.

The accounting policies have been consistently applied throughout the periods presented.

(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)	Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

(d)	Restricted cash

Cash and cash equivalents subject to restrictions are excluded from cash and cash equivalents in the consolidated balance sheet and are presented as restricted cash.

(e)	Accounts receivable

The Company carries its accounts receivable at cost less an allowance for doubtful accounts. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts, based on a history of past write-offs, collections and current credit conditions. The Company does not generally charge interest on past-due accounts unless the accounts are subject to legal action, and accounts are written off as uncollectible when all reasonable collection efforts have failed. Accounts are deemed as past-due based on contractual terms. Allowances for doubtful accounts amount to $ nil as of December 31, 2011 (2010: $ nil).

(f)	Vessels

Up to the date of the merger described in note 1, vessels were recorded at their acquisition cost, less an amount allocated to dry dock component, less accumulated depreciation. From the date of the merger, the vessels have been recorded at their fair value at the date of the merger, less a proportion of the negative goodwill arising at the time of the merger allocated to these vessels, less accumulated depreciation and impairment loss, if any.

In connection with the merger, the Company recognised an intangible asset arising from the comparison of the acquisition prices in the asset purchase agreement between the Company as buyer and CMA CGM as seller and the estimated fair values at the merger date of the vessels yet to be purchased. This intangible asset was transferred to the cost of the appropriate vessel on delivery and as all such vessels have now been delivered, no intangible asset remains in respect of these vessels.

Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels.

Borrowing costs incurred during the construction of vessels or as part of the prefinancing of the acquisition of vessels are capitalized. Interest capitalized in the year ended December 31, 2011 was $ nil (2010: $525 and 2009: $523). Other borrowing costs are expensed as incurred.

Vessels are depreciated to their estimated residual value using the straight-line method over their estimated useful lives which are reviewed on an ongoing basis to ensure they reflect current technology, service potential and vessel structure. The useful lives are estimated to be 30 years from first delivery from the shipyard.

Prepayments and costs directly related to the future acquisition of vessels are presented in the consolidated balance sheet as vessel deposits.

(g)	Drydocking costs

Vessels are drydocked approximately every five years for major repairs and maintenance that cannot be performed while the vessels are operating. Costs directly associated with the required regulatory inspection of the vessel, its hull and its machinery and for the defouling and repainting of the hull are capitalized as they are incurred and depreciated on a straight line basis over the period between drydocks. Upon initial purchase, an element of the cost of a vessel is allocated to a drydock component which is amortized on a straight line basis to the anticipated next dry docking date.

(h)	Intangible assets

Vessel purchase options

Cash consideration paid or transferred for the acquisition of purchase options to acquire vessels at a fixed purchase price are recognized as intangible assets in an amount up to the difference, as at the transaction date, between (i) the amount paid for the options plus the purchase price of the vessels and (ii) the fair value of the vessels plus the fair value of attached charters. The fair value of the vessel is assessed based on independent broker valuations. The fair value of a charter attached to the vessel is assessed based on market rates compared to the contracted attached charter rates for the life of the charter.

Vessel purchase agreements

In connection with the merger (see note 1), the Company recognised an intangible asset arising from the comparison of the contracted acquisition prices and the estimated fair value at the date of the merger of the vessels to be purchased. This intangible asset was not amortized and was transferred to the cost of each appropriate vessel on its purchase.

Impairment

Intangible assets are reviewed individually for impairment annually or more frequently due to events or changes in circumstances that indicate that the asset might be impaired. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset's net book value, then the asset is deemed to be impaired and written down to its fair value.

(i)	Intangible liabilities – charter agreements

In connection with the merger (see note 1), the Company recognised an intangible liability using the market approach wherein the Company's actual charter rates were compared to market rates at the merger date. These intangible liabilities, recognizing the below market rates as at the date of merger, are amortized as an increase of time charter revenue over the remaining term of the relevant charters.

(j)	Long-lived assets

Fixed assets such as vessels are reviewed individually for impairment when events or changes in circumstances indicate that their carrying amounts may not be recoverable. An impairment charge is recognized when the sum of the expected undiscounted future cash flows from the asset over its estimated remaining useful life is less than its carrying amount. An impairment charge is recorded equal to the amount by which the asset's carrying amount exceeds its fair value. Fair value is the net present value of future cash flows discounted by an appropriate discount rate.

The decline in charter free vessel values referred to in note 2(b)(ii) was seen as an indicator of potential impairment of the carrying value of the Company's vessels. Accordingly, an impairment test, based on expected undiscounted cash flows by vessel, was performed as at September 30, 2011 and a further review as at December 31, 2011. A test of impairment was also undertaken as at December 31, 2010.

The assumptions used involve a considerable degree of estimation. Actual conditions may differ significantly from the assumptions and thus actual cash flows may be significantly different to those expected with a material effect on the recoverability of each vessel's carrying amount. The most significant assumptions made for the determination of expected cash flows are (i) charter rates on expiry of existing charters, which are based on a reversion to the historical mean for each category of vessel, adjusted to reflect current and expected market conditions (ii) off-hire days, which are based on actual off-hire statistics for the Company's fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost and (v) estimated useful life which is assessed as a total of 30 years from first delivery from the shipyard. In the case of an indication of impairment, the results of a recoverability test would also be sensitive to the discount rate applied.

Based on the assumptions made, the expected undiscounted future cash flows exceed the vessels' carrying amounts as of September 30, 2011, December 31, 2011 and December 31, 2010 and accordingly no impairment has been recognised.

(k)	Derivative instruments

Interest rate hedges

The Company has entered into certain hedging agreements in connection with its borrowings.

Interest rate derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated and qualifies as a hedging instrument, and if so, the nature of the item being hedged.

The Company's interest rate derivative instruments do not qualify for hedge accounting. Changes in the fair value are recognized immediately in the Consolidated Statement of Income within "Unrealized (loss) gain on interest rate derivatives". Cash settlements of interest rate derivative instruments are recognized immediately in the Consolidated Statement of Income within "Realized loss on interest rate derivatives". Cash flows related to interest rate derivatives (including payments and periodic cash settlements) are included within "Net cash (used in) investing activities".

The fair value of derivatives is presented on the face of the consolidated balance sheet under the line item "Derivative instruments" and is split into current and non-current portions based on the net cash flows expected within one year.

(l)	Deferred finance costs

Costs incurred in connection with obtaining long term debt and in obtaining amendments to existing facilities are recorded as deferred financing costs and are amortized to interest expense using the effective interest method over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders' behalf and associated legal and other professional fees.

(m)	Preferred shares

Preferred shares have been included within liabilities in the consolidated balance sheet and preferred share dividends included within interest expense in the consolidated statement of income as their nature is similar to that of a liability rather than equity. Holders of these mandatorily redeemable preferred shares are entitled to receive a dividend equal to 3-month U.S. dollar Libor plus 2% on the original issue price and rank senior to the Class A and Class B common shares with respect to dividend rights and rights upon liquidation, dissolution or winding up of the Company.

(n)	Classification of long term debt

Long term debt is classified within current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

(o)	Other comprehensive income (loss)

Other comprehensive income (loss), which is reported in the consolidated statement of equity, consists of net income (loss) and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net income (loss).

(p)	Revenue recognition and related operating expense

The Company charters out its vessels on time charters which involves placing a vessel at a charterer's disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Such charters are accounted for as operating leases and therefore revenue is recognized on a straight line basis as the average revenues over the rental periods of such charter agreements, as service is performed, except for loss generating time charters, in which case the loss is recognized in the period when such accumulated loss is determined. The Company has no loss generating time charters.

Under time charter arrangements the Company, as owner, is responsible for all the operating expenses of the vessels, such as crew costs, insurance, repairs and maintenance, and such costs are expensed as incurred.

(q)	Foreign currency transactions

The Company's functional currency is the U.S. dollar as substantially all revenues and a majority of expenditures are denominated in U.S. dollars. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the balance sheet dates. Expenses paid in foreign currencies are recorded at the rate of exchange at the transaction date. Exchange gains and losses are included in the determination of net (loss) income.

(r)	Repairs and maintenance

All expenditures relating to routine maintenance and repairs are expensed when incurred.

(s)	Insurance

The Company maintains hull and machinery insurance, war risks insurance, protection and indemnity insurance coverage, increased value insurance, and freight, demurrage and defence insurance coverage in amounts considered prudent to cover normal risks in the ordinary course of its operations. Premiums paid in advance to insurance providers are recognized as prepaid expenses and expensed over the period covered by the insurance contract.

(t)	Share based compensation

The Company awards restricted stock units to its management and Directors which vest, based on service conditions only, over a period of time up to three years from the award date.

The fair value of restricted stock unit grants is determined by reference to the quoted stock price on the date of grant, adjusted for estimated dividends forgone until the restricted stock units vest. Compensation expense is recognized based on a graded expense model over the vesting period.

(u)	Income taxes

The Company and its Marshall Island subsidiaries are exempt from taxation in the Marshall Islands. The Company's vessels are flagged in Bahamas, Cyprus and Panama and are liable for tax based on the tonnage of the vessel. The cost, which is included within operating expenses, amounted to $124, $130 and $109 for the years ended December 31, 2011, 2010 and 2009, respectively. The Cyprus subsidiaries are liable for income tax payable on any interest income earned from non-shipping activity.

The Company has one subsidiary in the United Kingdom, where the principal rate of corporate income tax is 26% (2010: 28%, 2009: 28%). This subsidiary earns management and other fees from fellow group companies.

The Company accounts for deferred income taxes using the liability method which requires the determination of deferred tax assets and liabilities, based upon temporary timing differences that arise between the financial statement and tax bases of recording assets and liabilities, using enacted tax rates in effect for the year in which differences are expected to reverse. The net deferred tax asset is adjusted by a valuation allowance where appropriate, if, based on the weight of available evidence, it is more likely than not that some portion or all of the net deferred tax asset will not be realized. At December 31, 2011 a deferred tax asset of $29 (2010: $265) was recognized relating to stock based compensation costs charged to the consolidated statement of income in respect of unvested shares.

The Company recognizes uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the position.

(v)	Dividends

Dividends are recorded in the period in which they are declared by the Company's Board of Directors. Dividends to be paid are presented in the consolidated balance sheet in the line item "Dividends payable".

(w)	Earnings per share

Basic earnings per common share are based on income available to common shareholders divided by the weighted-average number of common shares outstanding during the period, excluding non-vested restricted stock units. Diluted earnings per common share are calculated by applying the treasury stock method. All outstanding warrants and non-vested restricted stock units that have a dilutive effect are included in the calculation. The basic and diluted earnings per share for the period are presented for each category of participating common shares under the two-class method.

(x)	Recently issued accounting standards

In May 2011, the Financial Accounting Standards Board ("FASB") issued an accounting pronouncement that amended fair value measurement and disclosure requirements (Topic 820). This amendment does not affect valuation practices used by the Company. The amendment is effective for interim and annual periods beginning after December 15, 2011. The adoption of this pronouncement is not expected to have an effect on the audited consolidated financial statements of the Company other than minor disclosure amendments.

In June 2011, FASB issued an amendment on the presentation and disclosure of comprehensive income (Topic 220). An entity will have the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. The pronouncement eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendment is effective for annual periods, and interim periods beginning after December 15, 2011. The adoption of this pronouncement is not expected to have an effect on the audited consolidated financial statements of the Company.

Management do not believe that any other recently issued, but not yet effective accounting pronouncements, if currently adopted, would have a material impact on the consolidated financial statements of the Company.

Vessels In Operation, Less Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Vessels In Operation, Less Accumulated Depreciation [Abstract]
Vessels In Operation, Less Accumulated Depreciation
4.	Vessels in Operation, less Accumulated Depreciation

	December 31, 2011	December 31, 2010
Cost	$1,012,051	$1,008,330
Accumulated Depreciation	(122,325)	(85,832)
Drydock expenditure – in progress	523	—

Net book value	$890,249	$922,498

Variations in net book value of vessels including drydocking, are presented below:

	December 31, 2011	December 31, 2010
Opening balance	$922,498	$961,708
Additions in the period	7,863	830
Depreciation expense	(40,112)	(40,040)

Closing balance	$890,249	$922,498

There was no interest capitalized during the years ended December 31, 2011 and December 31, 2010 in respect of vessels in operation.

As of December 31, 2011 all 17 vessels were pledged as collateral under the credit facility agreement (see note 11).

Vessel Deposits	12 Months Ended
Dec. 31, 2011
Vessel Deposits [Abstract]
Vessel Deposits
5.	Vessel Deposits

	December 31, 2011	December 31, 2010
Opening balance	$—	$16,243
Capitalized interest	—	525
Release of original deposit	—	(15,477)
Impairment of capitalized interest	—	(1,291)

Closing balance	$—	$—

The Company agreed in September 2008 to purchase two 4,250 TEU newbuildings from German interests in the fourth quarter of 2010 for approximately $77,400 each. A deposit of 10% was paid.

On November 8, 2010 the Company signed agreements with the sellers of the vessels which terminated the Company's purchase obligations and granted the Company purchase options to acquire the vessels one year later (see notes 7 and 14). Under the agreements, the Company released the vessel deposits.

Impairment Charge	12 Months Ended
Dec. 31, 2011
Impairment Charge [Abstract]
Impairment Charge
6.	Impairment Charge

Following the agreement of the Company with German interests on November 8, 2010 to terminate the Company's obligations to purchase the two 4,250 TEU newbuildings, an impairment charge of $17,082 was recognized during the year ended December 31, 2010 which was comprised of $15,477 released deposits, $1,291 capitalized interest and $314 other predelivery capital expenditure for the newbuildings (see notes 5 and 14).

The vessel purchase options (see note 7) with a carrying value at December 31, 2010 of $13,645 were impaired, and subsequently allowed to lapse without being exercised, during the year ended December 31, 2011.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets
7.	Intangible Assets

	December 31, 2011	December 31, 2010
Opening balance—purchase agreement	$13,671	$—
Addition – vessel purchase options	—	13,645
Impairment – vessel purchase options	(13,645)	—
Addition – software development	61	26
Depreciation – software development	5	—

Closing balance	$92	$13,671

Vessel Purchase Options

On November 8, 2010, the Company signed agreements with the sellers of two 4,250 TEU newbuildings to terminate the purchase obligations under contracts entered into in September 2008 and grant the Company options to purchase the vessels one year later. Intangible assets relating to these purchase options were recognised at the fair value of the purchase options on the date of the agreement.

The purchase options were to be declared by September 16, 2011 for one vessel and October 4, 2011 for the other. The purchase of these vessels was always predicated on achieving a strong return for shareholders by acquiring the vessels, which had time charters attached, at an attractive price and securing financing on favorable terms. As the Company was unable to obtain committed finance on acceptable terms, the intangible assets relating to these purchase options were impaired during the year ended December 31, 2011 and the purchase options have subsequently lapsed (see notes 6 and 14).

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
8.	Derivative Instruments

The fair value of derivative financial instruments contracted by the Company is as follows:

	December 31, 2011	December 31, 2010
Fair value of interest rate swap hedging instruments - current and non current portions	$45,315	$44,435

As at December 31, 2011 and December 31, 2010, none of the Company's derivative instruments qualified for hedge accounting.

The Company entered into certain derivative interest rate agreements to fix the interest rate on debt drawn or anticipated to be drawn under its credit facility. A total of $580,000 has been swapped into fixed rate debt at a weighted average rate of 3.59%, with details as follows:

Start Date	Maturity Date	Notional Amount	Fixed Rate %
May 12, 2008	March 17, 2013	$60,000		3.40
May 19, 2008	March 17, 2013	60,000		3.40
May 20, 2008	March 17, 2013	68,000		3.40
November 19, 2008	November 29, 2013	50,000		3.30
December 17, 2008	March 17, 2013	20,000		3.40
December 17, 2008	December 17, 2016	60,000	(1)	3.69
December 17, 2008	December 17, 2016	60,000	(2)	3.81
December 17, 2008	March 17, 2013	45,000		3.40
December 17, 2008	December 17, 2016	71,000	(2)	3.71
July 15, 2009	August 29, 2014	41,000		3.78
October 29, 2010	October 29, 2015	45,000		4.25

	Total / Weighted average rate	$580,000		3.59%

(1)	The swap counterparty has a one time option to cancel the swaps in February 2013
(2)	The swap counterparties have a one time option to cancel the swaps in March 2013

As of December 31, 2011 the maximum length of time over which the Company has hedged its interest rate exposure is approximately five years (2010: six years).

Deferred Financing Costs	12 Months Ended
Dec. 31, 2011
Deferred Financing Costs [Abstract]
Deferred Financing Costs
9.	Deferred Financing Costs

	December 31, 2011	December 31, 2010
Opening balance	$4,874	$5,980
Expenditure in the period	1,021	—
Amortization included within interest expense	(1,101)	(1,106)

Closing balance	$4,794	$4,874

The Company's borrowing capacity under its credit facility was reduced under amendments agreed on February 10, 2009 and August 20, 2009. A portion of the unamortized deferred financing costs at the date of each amendment was written off, in proportion to the decrease in the borrowing capacity for $176 and $2,015 respectively. These amounts were included within interest expense.

On November, 30, 2011 the Company obtained a waiver until November 30, 2012 from the Leverage Ratio test required under its credit facility (see note 11). The fees and related costs paid ($1,021; 2010: $nil) have been deferred and are amortized over the remaining term of the credit agreement.

Intangible Liability - Charter Agreements	12 Months Ended
Dec. 31, 2011
Intangible Liability - Charter Agreements [Abstract]
Intangible Liability - Charter Agreements
10.	Intangible Liability – Charter Agreements

	December 31, 2011	December 31, 2010
Opening balance	$24,288	$26,407
Amortization in period	(2,119)	(2,119)

Closing balance	$22,169	$24,288

Intangible liabilities relate to management's estimate of the fair value of below-market charters at the date of the merger (see note 1), on August 14, 2008. The intangible liabilities are being amortized for each vessel over the remaining life of the associated charter. The fair value was estimated by management based on its experience with regard to availability of similar vessels, costs to build new vessels and current market demand. The contracted lease rates were compared to the estimated market lease rates for similar vessels. The intangible liabilities were determined by discounting the difference in the projected lease cash flows using a discount rate of 8.0% and the length of the charter as the relevant time period.

Amortization of the intangible liabilities for the 12 initial vessels began on the date following the merger and for the remaining five vessels delivered to the Company after the merger, amortization commenced upon delivery. These intangible liabilities are amortized as an increase of time charter revenue over the remaining term of the relevant charter.

Long Term Debt	12 Months Ended
Dec. 31, 2011
Long Term Debt [Abstract]
Long Term Debt
11.	Long Term Debt

In December 2007 the Company entered into an $800,000 senior secured credit facility with ABN AMRO Bank N.V. (formerly Fortis Bank Nederland N.V.), Citigroup Global Markets Limited (formerly Citibank), HSH Nordbank AG, Sumitomo Mitsui Banking Corporation, KFW Ipex Bank GmbH and DnB NOR Bank ASA. Subsequently, Bank of Scotland plc joined the syndicate.

Amounts borrowed under the credit facility bear interest at U.S. dollar Libor plus a margin of 2.50%, 3.00% or 3.50% depending on the Leverage Ratio (being the ratio of the balance outstanding on the credit facility to the aggregate charter free market value of the secured vessels), determined at the end of April, May, August and November each year with updated valuations to be obtained for the tests at the end of April and November.

The Leverage Ratio is not permitted to exceed 75%.

Further to an amendment to the credit facility agreed in August 2009, between June 30, 2010 and April 30, 2011, borrowings under the credit facility were repaid quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment a year on a rolling 12 month trailing basis. On this basis, repayments of the credit facility were made in the year ended December 31, 2010 amounting to $51,330. A further repayment of $13,816 was made on March 31, 2011.

At April 30, 2011 the Leverage Ratio was less than 75% and greater than 65%. Accordingly, from that date (i) interest margin paid on borrowings was 3.00% (ii) prepayments of borrowings were fixed at $10,000 per quarter, and (iii) the Company was able to make dividend payments to common shareholders. On this basis, further repayments of $10,000 were made on both June 30, 2011 and September 30, 2011.

Due to the downturn after April 2011 in charter free market values for containerships, on November 30, 2011, the Company obtained a waiver from its lenders of the requirement to perform the Leverage Ratio test until November 30, 2012. Accordingly from November 30, 2011 (i) the interest margin on borrowings reverted to 3.50% (ii) prepayments of borrowings are to be made quarterly in an amount equal to free cash in excess of $20,000 determined as at the previous month end subject to a minimum of $40,000 repayment a year on a rolling 12 month trailing basis, and (iii) the Company is unable to make dividend payments to common shareholders. On this basis, a repayment of $15,341 was made on December 30, 2011.

The next Leverage Ratio test is scheduled for November 30, 2012.

The final maturity date of the credit facility is August 14, 2016 at which point any remaining outstanding balance must be repaid.

The credit facility is secured by, inter alia, first priority mortgages on each of the Company's 17 vessels, a pledge of shares of the vessel owning subsidiaries as well as assignments of earnings and insurances. The financial covenants in the credit facility are: a) a minimum cash balance of the lower of $15,000 or six months net interest expense; b) net debt to total capitalization ratio not to exceed 75%; c) EBITDA to debt service, on a trailing four-quarter basis, to be no less than 1.10 to 1; and d) a minimum net worth of $200,000 (with all terms as defined in the credit facility).

Long term debt is summarized as follows:

	December 31, 2011	December 31, 2010
Credit facility, at Libor USD + 2.50% to 3.50%	$483,612	$532,769
Less current instalments of long-term debt	(46,000)	(44,500)

	$437,612	$488,269

Based on (i) management's reasonable estimate of cash flows from January 1, 2012 and (ii) the Leverage Ratio being at or below 75% at the next scheduled test date of November 30, 2012, the estimated repayments in each of the relevant periods are as follows:

Year ending December 31,	December 31, 2010
2012	$46,000
2013	40,000
2014	40,000
2015	40,000
2016	317,612

$483,612

The amount of excess cash generated may vary significantly from management's estimates and consequently the repayment profile of outstanding debt may be significantly different from that presented. Further, the Leverage Ratio may not be at or below 75% as at November 30, 2012 in which case, assuming a continuation of the current waiver, quarterly prepayments will continue to be based on free cash in excess of $20,000 at the measurement dates.

Other Operating (Income) Expense	12 Months Ended
Dec. 31, 2011
Other Operating (Income) Expense [Abstract]
Other Operating (Income) Expense
12.	Other operating (income) expense

Other operating (income) expense is summarized as follows:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Sundry shipping income	$(327)	$(350)	$(288)
Other sundry income	(9)	(39)	(144)

	$(336)	$(389)	$(432)

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions

CMA CGM is presented as a related party as it was, until the merger referred to in note 1, the parent company of Global Ship Lease, Inc. and at December 31, 2011 is a significant shareholder of the Company, owning Class A and Class B common shares representing a 45% voting interest in the Company.

Amounts due to and from CMA CGM companies are summarized as follows:

	December 31, 2011	December 31, 2010
Current account (below)	$2,597	$1,946

Amounts due to CMA CGM companies presented within liabilities	$2,597	$1,946

Current account (below)	$13,911	$7,341

Amounts due from CMA CGM companies presented within assets	$13,911	$7,341

CMA CGM charters all of the Company's vessels and one of its subsidiaries provides the Company with ship management services. The current account balances at December 31, 2011 and December 31, 2010 relate to amounts payable to or recoverable from CMA CGM group companies.

The Company has experienced continued and, from time to time, increased delays in receiving charterhire from CMA CGM, where between one and four instalments have been outstanding up to the date of these financial statements. Under the charter contracts charterhire is due to be paid every 15 days in advance on the 1st and 16th of each month.

As at December 31, 2011, two periods of charterhire, due on December 1 and December 16, 2011, were outstanding amounting to $13,314. This was received in January 2012. As at close of business on April 12, 2012, the latest practicable date prior to the issuance of these consolidated financial statements, two periods of charterhire, due on March 16 and April 1, 2012, were outstanding amounting to $13,314.

CMA CGM holds all of the Series A preferred shares of the Company. During the year to December 31, 2011, the Company paid CMA CGM dividends on the preferred shares of $1,125 (2010: $1,136, 2009: $2,279 of which $848 related to the year ended December 31, 2008). Dividends on preferred shares are included within interest expense.

Time Charter Agreements

All of the Company's vessels are time chartered to CMA CGM. Under each of the time charters, hire is payable in advance and the daily rate is fixed for the duration of the charter. The charters are for remaining periods as at December 31, 2011 of between one and 14 years (see note 2(a)). All the $1,202,913 future charter hire receivable for the fleet set out in note 14 relates to the 17 ships currently chartered to CMA CGM.

Ship Management Agreement

The Company outsources day to day technical management of its 17 vessels to a ship manager, CMA Ships Limited, a wholly owned subsidiary of CMA CGM. The Company pays CMA Ships Limited an annual management fee of $114 per vessel and reimburses costs incurred on its behalf, mainly being for the provision of crew, lubricating oils and routine maintenance. Such reimbursement is subject to a cap of between $5.4 and $8.8 per day per vessel depending on the vessel. The impact of the cap is determined quarterly and for the fleet as a whole. Ship management fees expensed for the year ended December 31, 2011 amounted to $1,938 (2010: $1,943, 2009: $1,864).

Except for transactions with CMA CGM companies, the Company did not enter into any other related party transactions.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
14.	Commitments and Contingencies

Charter Hire Receivable

The Company has entered into long term charters for its vessels. The charter hire is fixed for the duration of the charter. The charters were originally for periods of between five and 17 years and the maximum future annual charter hire receivable for the fleet of 17 vessels as at December 31, 2011 before allowance for any off-hire periods, is as follows:

Year ending December 31,	Fleet as at December 31, 2011
2012	156,502
2013	135,952
2014	135,952
2015	135,952
2016	135,013
Thereafter	503,542

$1,202,913

Share Capital	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Share Capital
15.	Share Capital

At December 31, 2011 the Company had two classes of common shares. The rights of holders of Class B common shares are identical to those of holders of Class A common shares, except that the dividend rights of holders of Class B common shares are subordinated to those of holders of Class A common shares until certain financial conditions, mainly relating to the record of dividend payments, have been met when the Class B common shares would convert to Class A common shares on a one-for-one basis. The financial conditions have not yet been met and accordingly the conversion has not taken place.

Until January 1, 2009 the Company had three classes of common shares but on that date the 12,375,000 Class C common shares were converted into Class A common shares on a one-for-one basis.

Restricted stock units are granted periodically to the Directors and management, under the Company's 2008 Equity Incentive Plan, as part of their compensation arrangements (see note 17).

The Series A preferred shares rank senior to the common shares and are mandatorily redeemable in 12 quarterly instalments commencing on August 31, 2016. They are classified as a long-term liability. The dividend that preferred shareholders are entitled to be paid is presented as part of interest expense.

On August 24, 2010, 39,531,348 Public Warrants, which gave the holder the right to purchase one Class A common share at a price of $6, and 5,500,000 Sponsor Warrants, which had similar terms except that the exercise had to be on a cashless basis, expired. There are 6,188,088 Class A Warrants outstanding which expire on September 1, 2013 and give the holders the right to purchase one Class A common share at a price of $9.25.

As at December 31, 2011, total proceeds received in 2008 from the exercise of Public Warrants, prior to their expiry, were $3,027 (December 31, 2010: $3,027). Such funds are to be used to redeem the Series A preferred shares, with a minimum redemption instalment of $5,000. As this threshold has not been reached, none of the preferred shares have been redeemed and the funds are classified as restricted cash in the consolidated balance sheet.

On February 10, 2009, the Company announced a fourth quarter 2008 dividend of $0.23 per Class A common share, unit and Class B share which was paid on March 5, 2009 to Class A common shareholders and unit holders and Class B shareholders of record as of February 20, 2009.

Interest Rate Derivatives And Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Interest Rate Derivatives And Fair Value Measurements [Abstract]
Interest Rate Derivatives and Fair Value Measurements
16.	Interest Rate Derivatives and Fair Value Measurements

The Company is exposed to the impact of interest rate changes on its variable rate debt. Accordingly, the Company has entered into interest rate swap agreements to manage the exposure to interest rate variability and details of existing interest rate derivatives are set out in note 8. None of the Company's interest rate agreements qualify for hedge accounting, therefore, the net changes in the fair value of the interest rate derivative assets and liabilities at each reporting period are reflected in the current period operations as unrealized gains and losses on derivatives. Cash flows related to interest rate derivatives (initial payments of derivatives and periodic cash settlements) are included within cash flows from investing activities in the consolidated statement of cash flows. There were no initial payments on derivatives made in the year ended December 31, 2011 (2010: $nil).

Realized gains or losses from interest rate derivatives are recognized in the consolidated statement of income together with cash settlements. In addition, the interest rate derivatives are "marked to market" at each reporting period end and are recorded at fair values. The unrealized loss on interest rate derivatives for the year ended December 31, 2011 was $881 (2010: $15,322 loss, 2009: $17,928 gain).

The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Observable inputs such as quoted prices in active markets;

Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company has determined that the only derivative instruments that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy are its interest rate swap agreements. These are all categorized as Level 2 and at December 31, 2011 there was a liability of $45,316 (2010: $44,435). The fair value of the Company's derivative instruments is the estimated amount that the Company would receive or pay to terminate the agreements at the reporting date, taking into account interest rates at that date.

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation
17.	Share-Based Compensation

In August 2008, the Company's Board adopted the 2008 Equity Incentive Plan (the "Plan"), which enables management, consultants and Directors of the Company and its subsidiaries to receive options, stock appreciation rights, stock grants, stock units and dividend equivalents.

The Plan is administered by the Board or a committee of the Board. The maximum aggregate number of Class A common shares that may be delivered pursuant to awards granted under the Plan during the 10-year term of the Plan is 1,500,000. The maximum number of Class A common shares with respect to which awards may be granted to any participant in the Plan in any fiscal year is 500,000.

The holder of a stock grant awarded under the Plan shall have the same voting, dividend and other rights as the Company's other Class A common shareholders when the grant vests and the shares are issued.

Under the plan, the Company has issued the following share based awards:

	Restricted Stock Units
	Number of Units
			Weighted Average Fair Value on Grant date	Actual Fair Value on Vesting date
	Management	Directors
Un-Vested as at January 1, 2009	860,000	37,671	$5.06	n/a
Vested in January 2009	—	(37,671)	2.80	3.17
Granted on May 18, 2009	—	150,273	1.83	n/a
Vested in September 2009	(195,000)	—	5.72	1.61
Vested in October 2009	(105,000)	—	5.72	1.61

Un-Vested as at December 31, 2009	560,000	150,273	$4.21	n/a
Vested in January 2010	—	(150,273)	1.83	1.46
Granted on March 1, 2010	—	58,511	1.88	n/a
Vested in September 2010	(210,000)	—	4.93	2.67
Vested in October 2010	(90,000)	—	4.93	2.65

Un-Vested as at December 31, 2010	260,000	58,511	$4.23	n/a
Vested in January 2011	—	(58,511)	1.88	5.04
Granted on March 17, 2011	15,000	17,886	6.15	n/a
Vested in September 2011	(206,250)	—	4.84	2.35
Granted on September 2, 2011	150,000	—	3.07	n/a
Vested in October 2011	(68,750)	—	4.84	1.96

Un-Vested as at December 31, 2011	150,000	17,886	$3.40	n/a

The restricted stock units granted to three members of management on August 14, 2008 were to vest over a period of three years; one third on the first anniversary of the merger, one third on the second anniversary and one third on the third anniversary. The vesting dates were amended and a total of 260,000 vested in September and October 2009, a further 260,000 vested in September and October 2010 and the final tranche of 260,000 vested in September and October 2011.

The restricted stock units granted to one member of management on November 12, 2008 were to vest over a period of two years; half on the first anniversary of the merger and half on the second anniversary. The vesting date of both tranches was amended and a total of 40,000 vested in September and October 2009 and the remaining 40,000 vested in September and October 2010.

The restricted stock units granted to Directors on November 12, 2008, May 18, 2009, March 1, 2010 and March 17, 2011 vested in January 2009, January 2010, January 2011 and January 2012 respectively.

Restricted stock units totalling 15,000 were granted to one member of management on March 17, 2011. 11,250 units vested during September 2011 and the balance of 3,750 units vested during October 2011. The restricted stock units granted to four members of management on September 2, 2011 are to vest over two years; half during September and October 2012 and the remaining half during September and October 2013. In March 2012, the grants made in September 2011 were amended and restated to provide that vesting would occur only when the individual leaves employment, for whatever reason, provided that this is after September 30, 2012 in respect of half of the grant and September 30, 2013 for the other half of the grant.

Using the graded vesting method of expensing the restricted stock unit grants, the weighted average fair value of the stock units is recognized as compensation costs in the consolidated statement of income over the vesting period. The fair value of the restricted stock units for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date, which is discounted for dividends forfeited over the vesting period. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

For the grants issued on August 14, 2008 and November 12, 2008, the share value at the grant date was $7.37 and $2.80 respectively, both of which were the average closing prices for the common stock surrounding those dates. These share values were then discounted by 10.75% (the same rate used to discount the Class C shares in the purchase price allocation) and for the estimated $0.23 quarterly dividend over the relevant vesting periods, to give a fair value at the grant date of $5.50 and $1.76 respectively.

For the grant issued on May 18, 2009, the fair value at the grant date was $1.83, which was the closing price for the common stock on that date. The share value has not been discounted.

For the grant issued on March 1, 2010, the fair value at the grant date was $1.88, which was the closing price for the common stock on that date. The share value has not been discounted.

For the grants issued on March 17, 2011, the fair value at the grant date was $6.15, which was the closing price for the common stock on that date. The share value has not been discounted.

For the grants issued on September 2, 2011, the share value at the grant date $3.07, which was the closing price for the common stock on that date. The share value has not been discounted as no dividends were expected to be paid on the common stock at that time.

During the year ended December 31, 2011 the Company recognized a total of $565 (2010: $980, 2009: $2,513) in respect of share based compensation costs. As at December 31, 2011, there was a total of $352 (2010: $255) unrecognized compensation costs relating to the above share based awards. The remaining costs are expected to be recognized over a period of 22 months.

Risks Associated With Concentration	12 Months Ended
Dec. 31, 2011
Risks Associated With Concentration [Abstract]
Risks Associated With Concentration
18.	Risks Associated with Concentration

The Company is exposed to certain concentration risks that may adversely affect the Company's financial position in the near term:

(i)	The Company derives 100% of its revenue from CMA CGM which is exposed to the cyclicality of the container shipping industry.

(ii)	There is a concentration of credit risk with respect to cash and cash equivalents at December 31, 2011 to the extent that substantially all of the amounts are deposited with four banks (2010; four banks). However, the Company believes this risk is remote as the banks are high credit quality financial institutions.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
19.	Earnings per Share

Basic earnings per common share is presented under the two-class method and is computed by dividing the earnings applicable to common stockholders by the weighted average number of common shares outstanding for the period.

Under the two class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed. For the years ended December 31, 2011, December 31, 2010 and December 31, 2009 no dividend was declared on income for those years. The dividends paid in the year ended December 31, 2009 related to 2008 net income. The Class B common shareholders' dividend rights are subordinated to those of holders of Class A common shares. Net income for the relevant period is allocated based on the contractual rights of each class of security and as there was insufficient net income to allow any dividend on the Class B common shares no earnings were allocated to Class B common shares.

Losses are only allocated to participating securities in a period of net loss if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such losses. No such obligation exists for Class B common shareholders and, accordingly, any losses would only be allocated to the Class A common shareholders.

On August 24, 2010 39,531,348 Public Warrants exercisable at $6.00 to purchase Class A common shares and 5,500,000 Sponsor Warrants, exercisable on a cashless basis, expired. At December 31, 2011, there were 6,188,088 Class A Warrants to purchase Class A common shares at an exercise price of $9.25 outstanding which are due to expire on September 1, 2013. In addition, there were 167,886 restricted stock units granted and unvested as part of management's equity incentive plan and as part of the Directors' compensation for 2011. As of December 31, 2011 only Class A and B common shares are participating securities.

For the year ended December 31, 2010 the diluted weighted average number of Class A common shares outstanding is the same as the basic weighted average number of shares outstanding. The diluted weighted average number of shares excludes the outstanding restricted stock units and the outstanding warrants as these would have an antidilutive effect. For the years ended December 31, 2011 and December 31, 2009, the diluted weighted average number of shares includes the incremental effect of outstanding stock based incentive awards but excludes the effect of outstanding warrants as these were antidilutive.

(In thousands, except share data)	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Class A common shares
Weighted average number of common shares outstanding (B)	47,262,549	46,910,604	46,459,509
Dilutive effect of share-based awards	185,463	—	295,349

Common shares and common share equivalents (H)	47,448,012	46,910,604	46,754,858

Class B common shares
Weighted average number of common shares outstanding (D)	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based awards	—	—	—

Common shares (J)	7,405,956	7,405,956	7,405,956

Basic Earnings per Share
Net income (loss) available to shareholders	$9,071	$(3,971)	$42,374

Available to:
- Class A shareholders for period	$9,071	$(3,971)	$42,374
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro-rata between Class A and B	—	—	—
Net income (loss) available for Common shares (E)	—	—	—
Net income (loss) available for Class A (A)	$9,071	$(3,971)	$42,374
Net income (loss) available for Class B (C)	—	—	—

Basic Earnings per share:
Class A (A/B)	$0.19	$(0.08)	$0.91
Class B (C/D)	—	—	—

Diluted Earnings per Share
Net income (loss) available to shareholders	$9,071	$(3,971)	$42,374

Available to:
- Class A shareholders for period	$9,071	$(3,971)	$42,374
- Class A shareholders for arrears	—	—	—
- Class B shareholders for period	—	—	—
- allocate pro rata between Class A and B	—	—	—
Net income (loss) available for Class A (G)	$9,071	$(3,971)	$42,374
Net income (loss) available for Class B (I)	—	—	—

Diluted Earnings per share:
Common shares (K/F)	—	—	—
Class A (G/H)	$0.19	$(0.08)	$0.91
Class B (I/J)	—	—	—

Comparatives	12 Months Ended
Dec. 31, 2011
Comparatives [Abstract]
Comparatives
20.	Comparatives

The classification of costs in previous years relating to drydockings in the consolidated statement of cash flows have been reclassified from operating activities to investing activities.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
21.	Subsequent events
There are no subsequent events other than those disclosed elsewhere in these consolidated financial statements.